Capital Reorganization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024
Capital Reorganization (Details) [Line Items]
Warrants issued	26,282,971
Professional services expenditure (in Dollars)	$ 6,643,367
Class A Ordinary Shares [Member]
Capital Reorganization (Details) [Line Items]
Ordinary shares	10,092,134	521,630
Bridgetown’s Sponsor [Member]
Capital Reorganization (Details) [Line Items]
Ordinary shares	451,839
Working capital loans (in Dollars)	$ 4,518,390